Stockholder's Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholder's Equity
7. Stockholder’s Equity
On May 15, 2023, the Company filed a certificate of amendment to its amended and restated certificate of incorporation authorizing the Company to issue up to 300,000,000 shares of common stock at a par value of $0.0001 per share and 10,000,000 shares of preferred stock at a par value of $0.0001 per share. There were no shares of preferred stock issued or outstanding at September 30, 2024 and December 31, 2023.
On June 21, 2023, the Company entered into an underwriting agreement with J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and BoFA Securities, Inc., as the representatives of the several underwriters (the “Underwriters”) relating to an underwritten public offering of 20,000,000 shares of its common stock at a public offering price of $3.75 per share, resulting in net proceeds of $70.2 million after deducting underwriting discounts and commissions of $4.5 million and offering costs of $0.3 million. Under the terms of the underwriting agreement, the Company granted the Underwriters an option, exercisable for 30 days, to purchase up to an additional 3,000,000 shares of its common stock at the same price per share as the shares, less underwriting discounts and commissions. On July 21, 2023, the Underwriters option expired.
The Company has reserved shares of common stock for issuance as follows:

	September 30,	December 31,
	2024	2023
Options to purchase common stock	6,072,019	10,439,751
Unvested restricted stock	1,120,099	3,254,863
Stock available for grant under the 2020 Stock Option and Grant Plan	15,091,301	4,182,461
Stock available for issuance under the 2020 Employee Stock Purchase Plan	1,585,257	480,059

Total	23,868,676	18,357,134

9. Stockholder’s Equity
On May 15, 2023, the Company filed a certificate of amendment to its amended and restated certificate of incorporation authorizing the Company to issue up to 300,000,000 shares of common stock at a par value of $0.0001 per share and 10,000,000 shares of preferred stock at a par value of $0.0001 per share. There were no shares of preferred stock issued or outstanding at December 31, 2023 and 2022.
On June 21, 2023, the Company entered into an underwriting agreement with J.P. Morgan Securities LLC, Morgan Stanley & Co. LLC and BoFA Securities, Inc., as the representatives of the several underwriters (the “Underwriters”) relating to an underwritten public offering of 20,000,000 shares of its common stock at a public offering price of $3.75 per share, resulting in net proceeds of $70.2 million after deducting underwriting discounts and commissions of $4.5 million and offering costs of $0.3 million. Under the terms of the underwriting agreement, the Company granted the Underwriters an option, exercisable for 30 days, to purchase up to an additional 3,000,000 shares of its common stock at the same price per share as the shares, less underwriting discounts and commissions. On July 21, 2023, the Underwriters option expired.
On July 26, 2022, the Company entered into the Securities Purchase Agreement with certain investors for aggregate net proceeds of $126.4 million after deducting issuance costs of $0.2 million. Pursuant to the terms of the Securities Purchase Agreement, the Company agreed to issue and sell to the investors in a registered direct offering an aggregate of 27,458,095 shares of the Company’s common stock, par value $0.0001 per share (the “Shares”) at a purchase price of $4.61 per Share (the “Offering”). The Offering was made without an underwriter or a placement agent, and therefore, there were no underwriting discounts or commissions in connection with the offering.

The following is a summary of the rights and privileges of the holders of the Company’s common stock at December 31, 2023 and 2022:
Voting Rights
The holders of the common stock are entitled to one vote for each share of common stock held at all meetings of stockholders (and written actions in lieu of meetings), and there are not any cumulative voting rights. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of the holders of shares of capital stock of the Company; however, the issuance of common stock may be subject to the vote of the holders of one or more series of preferred stock that may be required by terms of the Third Amended and Restated Certificate of Incorporation.
Dividends
Subject to preferences that may be applicable to any then-outstanding preferred stock, holders of common stock are entitled to receive ratably those dividends, if any, as may be declared from time to time by the Board out of legally available funds. At December 31, 2023, no cash dividends have been declared or paid.
Liquidation Preference
In the event of a liquidation, dissolution or winding up, holders of common stock will be entitled to share ratably in the net assets legally available for distribution to stockholders after the payment of all debts and other liabilities and the satisfaction of any liquidation preference granted to the then-outstanding shares of preferred stock.
Rights and Preferences
Holders of common stock have no preemptive, conversion or subscription rights and there are no redemption or sinking fund provisions applicable to the common stock. The rights, preferences and privileges of the holders of common stock are subject to, and may be adversely affected by, the rights of the holders of shares of any series of preferred stock that the Company may designate in the future.
The Company has reserved shares of common stock for issuance as follows:

	December 31,
	2023	2022
Unvested restricted stock	3,254,863	2,239,106
Options to purchase common stock	10,439,751	7,922,797
Stock available for grant under the 2020 Stock Option and Grant Plan	4,182,461	4,253,680
Stock available for issuance under the 2020 Employee Stock Purchase Plan	480,059	454,302

Total	18,357,134	14,869,885